Statement of Operations - Details (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Revenues
Crowdfunding	$ 1,074,101	$ 883,209	$ 767,779
Incubation Service	3,197,865	2,707,008	595,980
Procurement Services	6,763		298,647
Total	4,278,729	3,590,217	1,662,406
Operating Expenses
Professional Fees	1,329,279	529,759	369,923
Wages & Benefits	1,691,204	310,680	236,778
Travel Expenses	203,701	72,953	51,846
Depreciation & Amortization	20,174	21,295	20,838
Data Services	127,355	316,986	118,596
Rent Expense	308,238	114,096	64,494
Advertising	19,769	8,808
Business Taxes and Surcharges	10,168	14,873	11,298
Meals & Entertainment	117,874
Other	67,276	37,012	110,010
Impairment Loss		148,607
Total	$ 3,894,688	$ 1,575,069	$ 983,783